Suppliers - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Suppliers
Schedule of trade suppliers
	December 31, 2020	December 31, 2019
Local suppliers	128,639	98,824
Related parties (note 20)	20,985	1,219
Copyright	19,317	28,685
Reverse factoring (i)	110,513	94,930
	279,454	223,658

Vasta Platform (Successor)
Suppliers
Schedule of trade suppliers
	As of December 31, 2019	As of December 31, 2018
Local suppliers	98,824	75,251
International suppliers	—	2,388
Related parties (note 19)	1,219	446
Copyright	28,685	22,387
Reverse Factoring (b)	94,930	113,002
Other	—	16,055
	223,658	229,529